UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.1%

Security	Shares	Value
Brazil — 2.6%
AMBEV SA	9,775	$48,386
BRF SA	1,000	15,584
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	1,100	14,473
Cia Energetica de Minas Gerais SA, PFC Shares	6,749	12,530
Telefonica Brasil SA, PFC Shares	978	10,131
Vale SA	3,600	15,925
Vale SA, PFC Shares	4,400	16,007

		$133,036

Chile — 2.1%
Cencosud SA	4,165	$9,126
Empresa Nacional de Electricidad SA	24,806	30,956
Enersis SA ADR	1,732	22,949
S.A.C.I. Falabella	6,198	41,676

		$104,707

China — 16.5%
Bank of China, Ltd., Class H	56,000	$26,407
Belle International Holdings, Ltd.	22,000	21,354
China Construction Bank Corp., Class H	49,000	35,513
China Mengniu Dairy Co., Ltd.	18,000	34,866
China Mobile, Ltd.	13,952	167,193
China Petroleum & Chemical Corp., Class H	16,000	11,534
China Resources Power Holdings Co., Ltd.	6,000	13,573
China Shenhua Energy Co., Ltd., Class H	11,000	18,508
China Unicom (Hong Kong), Ltd.	16,000	19,458
Chongqing Changan Automobile Co., Ltd., Class B	4,400	8,098
CNOOC, Ltd.	10,000	11,269
Dongfeng Motor Group Co., Ltd., Class H	16,000	22,966
Geely Automobile Holdings, Ltd.	50,000	26,536
Great Wall Motor Co., Ltd., Class H	10,500	12,751
Guangdong Investment, Ltd.	40,000	56,254
Hengan International Group Co., Ltd.	5,000	53,799
Huaneng Power International, Inc., Class H	14,000	15,139
Industrial & Commercial Bank of China, Ltd., Class H	52,000	32,984
Jiangxi Copper Co., Ltd., Class H	14,000	18,437
Lenovo Group, Ltd.	8,000	7,392
PetroChina Co., Ltd., Class H	22,000	17,196
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,000	22,479
Sinopharm Group Co., Ltd., Class H	6,800	27,936
Tencent Holdings, Ltd.	6,100	114,667
Tingyi (Cayman Islands) Holding Corp.	12,000	20,483
Want Want China Holdings, Ltd.	31,000	25,764

		$842,556

Czech Republic — 1.6%
CEZ AS	2,727	$54,487
Komercni Banka AS	138	28,599

		$83,086

1

Security	Shares	Value
Hong Kong — 0.7%
ENN Energy Holdings, Ltd.	6,000	$34,141

		$34,141

Hungary — 0.2%
Richter Gedeon Nyrt.	704	$11,743

		$11,743

India — 1.8%
Infosys, Ltd. ADR	1,942	$35,267
State Bank of India GDR(1)	333	12,071
Tata Motors, Ltd. ADR(2)	507	14,992
Wipro, Ltd. ADR	2,329	28,833

		$91,163

Indonesia — 1.7%
Bank Central Asia Tbk PT	37,000	$34,759
Bank Mandiri Tbk PT	20,500	12,974
Bank Rakyat Indonesia Tbk PT	18,000	13,776
Telekomunikasi Indonesia Tbk PT	141,500	27,760

		$89,269

Malaysia — 6.3%
AMMB Holdings Bhd	18,300	$20,284
Axiata Group Bhd	21,800	31,236
CIMB Group Holdings Bhd	21,900	23,462
Digi.com Bhd	24,300	29,730
Genting Bhd	15,900	27,408
IJM Corp. Bhd	36,000	27,799
Malayan Banking Bhd	5,900	11,311
Maxis Bhd	15,200	23,286
Petronas Chemicals Group Bhd	9,300	13,712
Petronas Gas Bhd	2,000	10,687
Public Bank Bhd	3,900	16,396
Sime Darby Bhd	14,200	27,576
Tenaga Nasional Bhd	19,424	57,093

		$319,980

Mexico — 7.8%
Alfa SAB de CV, Series A	5,100	$10,572
America Movil SAB de CV, Series L	97,837	87,070
Coca-Cola Femsa SAB de CV, Series L	4,400	33,756
Fibra Uno Administracion SA de CV	7,700	16,884
Fomento Economico Mexicano SAB de CV, Series UBD	7,774	76,720
Grupo Financiero Banorte SAB de CV, Class O	7,900	42,294
Grupo Financiero Inbursa SAB de CV, Class O	5,000	10,019
Grupo Mexico SAB de CV, Series B	14,500	35,342
Promotora y Operadora de Infraestructura SAB de CV(2)	1,082	13,603
Wal-Mart de Mexico SAB de CV, Series V	26,000	68,865

		$395,125

Peru — 1.5%
Cia de Minas Buenaventura SA ADR	4,709	$30,185
Credicorp, Ltd.	347	39,273
Southern Copper Corp.	336	9,327

		$78,785

Philippines — 2.1%
Aboitiz Power Corp.	8,200	$7,352
Bank of the Philippine Islands	8,710	15,713
BDO Unibank, Inc.	16,100	34,899
GT Capital Holdings, Inc.	357	10,008
Metropolitan Bank & Trust Co.	11,210	20,335
Philippine Long Distance Telephone Co.	390	18,283

		$106,590

2

Security	Shares	Value
Poland — 4.5%
Bank Pekao SA	1,151	$44,760
KGHM Polska Miedz SA	1,052	24,423
PGE SA	12,342	45,940
Powszechna Kasa Oszczednosci Bank Polski SA(2)	6,836	50,628
Powszechny Zaklad Ubezpieczen SA	583	56,609
Tauron Polska Energia SA	6,679	5,236

		$227,596

Russia — 0.3%
Magnit PJSC GDR(1)	308	$13,980

		$13,980

South Africa — 2.6%
AngloGold Ashanti, Ltd.(2)	1,385	$11,686
Bidvest Group, Ltd. (The)	607	15,506
FirstRand, Ltd.	3,067	11,238
Impala Platinum Holdings, Ltd.(2)	3,161	8,621
MTN Group, Ltd.	2,526	28,758
Shoprite Holdings, Ltd.	733	7,617
Standard Bank Group, Ltd.	4,574	47,524

		$130,950

South Korea — 21.0%
Coway Co., Ltd.	554	$41,275
E-MART, Inc.	217	40,368
Hana Financial Group, Inc.	1,090	26,508
Hankook Tire Co., Ltd.	714	27,295
Hyundai Department Store Co., Ltd.	112	12,294
Hyundai Marine & Fire Insurance Co., Ltd.	1,570	46,751
Hyundai Mobis Co., Ltd.	241	50,665
Hyundai Motor Co.	454	62,014
Industrial Bank of Korea	930	11,384
KB Financial Group, Inc.	1,110	35,166
KCC Corp.	32	11,417
Kia Motors Corp.	1,041	50,813
Korea Electric Power Corp.	1,574	70,869
KT Corp.(2)	480	12,435
KT&G Corp.	607	60,650
LG Chem, Ltd.	144	38,281
LG Corp.	194	11,225
LG Electronics, Inc.	374	16,057
LG Uplus Corp.	1,220	11,693
Lotte Shopping Co., Ltd.	81	16,411
Naver Corp.	47	24,679
POSCO	225	36,182
Samsung Electronics Co., Ltd.	153	183,512
Samsung Electronics Co., Ltd., PFC Shares	21	21,934
Samsung Fire & Marine Insurance Co., Ltd.	206	57,773
Shinhan Financial Group Co., Ltd.	1,340	51,141
SK Hynix, Inc.	860	23,015
SK Telecom Co., Ltd. ADR	709	16,704

		$1,068,511

Taiwan — 13.2%
Advanced Semiconductor Engineering, Inc.	13,000	$15,008
Cathay Financial Holding Co., Ltd.	26,165	37,269
China Steel Corp.	20,000	12,089
Chunghwa Telecom Co., Ltd.	29,330	89,863
CTBC Financial Holding Co., Ltd.	66,137	36,234
Delta Electronics, Inc.	3,000	15,254
Far Eastern New Century Corp.	26,024	23,652
Formosa Chemicals & Fibre Corp.	14,000	32,006

3

Security	Shares	Value
Formosa Plastics Corp.	16,000	$37,130
Fubon Financial Holding Co., Ltd.	31,000	50,106
Hon Hai Precision Industry Co., Ltd.	18,717	49,751
MediaTek, Inc.	2,000	15,597
Nan Ya Plastics Corp.	23,000	45,640
President Chain Store Corp.	4,000	26,555
Quanta Computer, Inc.	10,000	17,029
Taiwan Cooperative Financial Holding Co., Ltd.	57,750	25,836
Taiwan Semiconductor Manufacturing Co., Ltd.	34,565	145,645

		$674,664

Thailand — 2.2%
Advanced Info Service PCL	5,400	$35,336
BTS Group Holdings PCL	181,076	49,106
Siam Cement PCL (The)	2,000	25,532

		$109,974

Turkey — 0.4%
Turkcell Iletisim Hizmetleri AS	5,651	$22,457

		$22,457

Total Common Stocks (identified cost $5,192,634)		$4,538,313

Exchange-Traded Funds — 6.0%

Security	Shares	Value
Equity Funds — 6.0%
iShares India 50 ETF	1,163	$32,541
iShares MSCI Emerging Markets ETF	838	29,221
iShares MSCI India ETF	8,238	234,618
Market Vectors Gold Miners ETF	682	10,203

Total Exchange-Traded Funds (identified cost $338,161)		$306,583

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20% (3)	$2	$2,009

Total Short-Term Investments (identified cost $2,009)		$2,009

Total Investments — 95.2% (identified cost $5,532,804)		$4,846,905

Other Assets, Less Liabilities — 4.8%		$244,996

Net Assets — 100.0%		$5,091,901

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $26,051 or 0.5% of the Fund’s net assets.

(2)	Non-income producing security.

4

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $80.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.0%	$1,069,367
Information Technology	13.7	697,583
Telecommunication Services	12.4	631,393
Consumer Staples	10.8	550,992
Consumer Discretionary	8.9	452,605
Utilities	8.6	437,206
Materials	8.1	410,525
Industrials	3.7	190,456
Energy	1.1	58,507
Health Care	0.8	39,679

Common Stocks	89.1%	$4,538,313
Exchange-Traded Funds	6.0	306,583
Short-Term Investments	0.1	2,009

Total Investments	95.2%	$4,846,905

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	14,419	USD	10,949	State Street Trust Company Canada	12/16/15	$75	$—
MXN	798,368	USD	47,457	State Street Trust Company Canada	12/16/15	728	—
MXN	485,644	USD	28,870	State Street Trust Company Canada	12/16/15	441	—
TRY	51,913	USD	16,683	State Street Trust Company Canada	12/16/15	897	—
USD	85,853	CZK	2,072,479	State Street Trust Company Canada	12/16/15	1,652	—
USD	8,263	HUF	2,345,651	State Street Trust Company Canada	12/16/15	—	(32)
USD	11,662	MXN	193,489	State Street Trust Company Canada	12/16/15	—	(16)
USD	45,123	MXN	776,631	State Street Trust Company Canada	12/16/15	—	(1,751)
USD	174,714	PLN	660,749	State Street Trust Company Canada	12/16/15	3,942	—
BRL	1,373,828	USD	345,530	State Street Trust Company Canada	12/21/15	5,326	—
BRL	193,690	USD	48,350	State Street Trust Company Canada	12/21/15	1,116	—
IDR	687,020,093	USD	46,217	State Street Trust Company Canada	12/21/15	3,065	—
IDR	716,714,483	USD	48,607	State Street Trust Company Canada	12/21/15	2,805	—
INR	31,911,137	USD	472,478	State Street Trust Company Canada	12/21/15	11,811	—
MYR	50,387	USD	11,327	State Street Trust Company Canada	12/21/15	373	—
MYR	143,108	USD	33,892	State Street Trust Company Canada	12/21/15	—	(663)
RUB	11,776,490	USD	170,915	State Street Trust Company Canada	12/21/15	10,725	—
USD	48,546	BRL	190,785	State Street Trust Company Canada	12/21/15	—	(178)
USD	72,548	BRL	307,459	State Street Trust Company Canada	12/21/15	—	(5,972)
USD	37,076	CLP	25,712,328	State Street Trust Company Canada	12/21/15	62	—
USD	70,962	CNY	453,165	State Street Trust Company Canada	12/21/15	—	(272)
USD	229,415	CNY	1,481,909	State Street Trust Company Canada	12/21/15	—	(3,529)
USD	65,250	IDR	980,509,069	State Street Trust Company Canada	12/21/15	—	(5,085)
USD	12,818	INR	844,734	State Street Trust Company Canada	12/21/15	—	(1)
USD	64,982	INR	4,361,565	State Street Trust Company Canada	12/21/15	—	(1,210)
USD	20,825	KRW	23,566,035	State Street Trust Company Canada	12/21/15	214	—
USD	56,513	KRW	64,706,948	State Street Trust Company Canada	12/21/15	—	(81)
USD	452,755	KRW	535,699,788	State Street Trust Company Canada	12/21/15	—	(15,773)
USD	291,113	MYR	1,249,459	State Street Trust Company Canada	12/21/15	997	—
USD	22,128	PEN	73,320	State Street Trust Company Canada	12/21/15	—	(42)
USD	42,937	PEN	142,872	State Street Trust Company Canada	12/21/15	—	(263)
USD	45,747	PHP	2,156,971	State Street Trust Company Canada	12/21/15	—	(242)
USD	10,669	RUB	696,168	State Street Trust Company Canada	12/21/15	—	(68)
USD	105,936	THB	3,848,670	State Street Trust Company Canada	12/21/15	—	(2,084)
USD	109,638	TWD	3,561,807	State Street Trust Company Canada	12/21/15	—	(33)

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	37,728	TWD	1,231,830	State Street Trust Company Canada	12/21/15	$—	$(201)
USD	91,263	ZAR	1,267,682	State Street Trust Company Canada	12/21/15	440	—
ZAR	2,631,410	USD	189,228	State Street Trust Company Canada	12/21/15	—	(700)
ZAR	1,384,487	USD	100,413	State Street Trust Company Canada	12/21/15	—	(1,221)
ZAR	1,392,936	USD	103,399	State Street Trust Company Canada	12/21/15	—	(3,602)

						$44,669	$(43,019)

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

CZK	-	Czech Koruna

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended October 31, 2015, the Fund entered into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $44,669 and $43,019, respectively.

6

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,534,414

Gross unrealized appreciation	$285,652
Gross unrealized depreciation	(973,161)

Net unrealized depreciation	$(687,509)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$107,867	$3,228,981	$—	$3,336,848
Emerging Europe	—	358,862	—	358,862
Latin America	711,653	—	—	711,653
Middle East/Africa	—	130,950	—	130,950
Total Common Stocks	$819,520	$3,718,793 *	$—	$4,538,313
Exchange-Traded Funds	$306,583	$—	$—	$306,583
Short-Term Investments	—	2,009	—	2,009
Total Investments	$1,126,103	$3,720,802	$—	$4,846,905
Forward Foreign Currency Exchange Contracts	$—	$44,669	$—	$44,669
Total	$1,126,103	$3,765,471	$—	$4,891,574

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(43,019)	$—	$(43,019)
Total	$—	$(43,019)	$—	$(43,019)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Hexavest Global Equity Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.3%

Security	Shares	Value
Aerospace & Defense — 0.5%
United Technologies Corp.	3,327	$327,410

		$327,410

Air Freight & Logistics — 0.3%
Deutsche Post AG	3,512	$104,329
Royal Mail PLC	10,056	68,894

		$173,223

Auto Components — 0.5%
Aisin Seiki Co., Ltd.	1,100	$43,658
Bridgestone Corp.	2,300	84,343
Compagnie Generale des Etablissements Michelin, Class B	671	66,748
Continental AG	121	29,056
Denso Corp.	1,300	60,609
Toyota Industries Corp.	1,100	57,805

		$342,219

Automobiles — 3.2%
Bayerische Motoren Werke AG	1,052	$107,755
Daimler AG	2,166	187,822
Dongfeng Motor Group Co., Ltd., Class H	12,000	17,225
Fiat Chrysler Automobiles NV(1)	1,779	26,210
Ford Motor Co.	28,783	426,276
Fuji Heavy Industries, Ltd.	1,000	38,674
Geely Automobile Holdings, Ltd.	40,000	21,228
General Motors Co.	12,213	426,356
Honda Motor Co., Ltd.	5,300	175,326
Mazda Motor Corp.	3,800	74,591
Nissan Motor Co., Ltd.	6,400	66,344
Peugeot SA(1)	1,490	26,179
Renault SA	315	29,681
Suzuki Motor Corp.	1,000	32,743
Toyota Motor Corp.	4,600	281,816
Volkswagen AG, PFC Shares	571	68,540

		$2,006,766

Banks — 4.5%
Australia and New Zealand Banking Group, Ltd.	3,448	$66,685
Banco Bilbao Vizcaya Argentaria SA	10,190	87,671
Banco Santander SA	12,516	69,917
Bank Leumi Le-Israel B.M.(1)	22,620	85,829
Bank of America Corp.	9,327	156,507
Bank of Yokohama, Ltd. (The)	5,000	31,206
Barclays PLC	3,626	12,919
Chiba Bank, Ltd. (The)	1,000	7,295
China Construction Bank Corp., Class H	50,000	36,238
Commonwealth Bank of Australia	2,522	136,939
DBS Group Holdings, Ltd.	13,511	166,118
HDFC Bank, Ltd. ADR	949	58,022
HSBC Holdings PLC	3,890	30,392
Industrial & Commercial Bank of China, Ltd., Class H	49,000	31,081
Lloyds Banking Group PLC	73,720	83,673
Mitsubishi UFJ Financial Group, Inc.	16,800	108,654
Mizrahi Tefahot Bank, Ltd.	7,514	91,321

Security	Shares	Value
Mizuho Financial Group, Inc.	54,200	$111,644
National Australia Bank, Ltd.	3,418	72,990
Nordea Bank AB	4,167	45,977
Oversea-Chinese Banking Corp., Ltd.	24,000	154,268
PNC Financial Services Group, Inc. (The)	2,034	183,589
Resona Holdings, Inc.	2,800	14,816
Shizuoka Bank, Ltd. (The)	5,000	50,159
Societe Generale SA	1,618	75,145
Sumitomo Mitsui Financial Group, Inc.	3,100	123,670
Svenska Handelsbanken AB, Class A	4,880	66,278
Swedbank AB, Class A	2,677	61,339
U.S. Bancorp	9,760	411,677
United Overseas Bank, Ltd.	11,000	159,729
Westpac Banking Corp.	2,777	61,855

		$2,853,603

Beverages — 3.4%
AMBEV SA ADR	8,818	$42,944
Anheuser-Busch InBev SA/NV	1,147	136,865
Asahi Group Holdings, Ltd.	3,200	98,708
Coca-Cola Co. (The)	22,502	952,960
Diageo PLC	4,907	141,468
Heineken NV	530	48,274
PepsiCo, Inc.	5,905	603,432
SABMiller PLC	2,208	135,623

		$2,160,274

Biotechnology — 0.5%
Baxalta, Inc.	5,060	$174,368
CSL, Ltd.	1,903	126,493

		$300,861

Capital Markets — 0.4%
Credit Suisse Group AG	2,913	$72,654
Partners Group Holding AG	200	72,369
UBS Group AG	5,207	103,996

		$249,019

Chemicals — 1.4%
Asahi Kasei Corp.	12,000	$73,640
BASF SE	1,074	87,986
Chemours Co. (The)	24	167
E.I. du Pont de Nemours & Co.	123	7,798
Givaudan SA	31	55,434
Linde AG	136	23,590
Shin-Etsu Chemical Co., Ltd.	1,600	95,151
Sigma-Aldrich Corp.	2,475	345,807
Syngenta AG	195	65,514
Toray Industries, Inc.	11,000	95,966

		$851,053

Commercial Services & Supplies — 0.1%
G4S PLC	18,167	$67,860

		$67,860

Communications Equipment — 1.9%
Cisco Systems, Inc.	24,985	$720,817
QUALCOMM, Inc.	7,055	419,208
Telefonaktiebolaget LM Ericsson, Class B	7,488	72,877

		$1,212,902

Construction & Engineering — 1.2%
Fluor Corp.	4,046	$193,439
Jacobs Engineering Group, Inc.(1)	4,707	188,939

Security	Shares	Value
Kajima Corp.	10,000	$57,225
KBR, Inc.	11,079	204,297
Obayashi Corp.	7,000	61,390
Skanska AB, Class B	236	4,605
Taisei Corp.	8,000	51,988

		$761,883

Consumer Finance — 0.5%
American Express Co.	2,956	$216,557
Capital One Financial Corp.	1,538	121,348

		$337,905

Containers & Packaging — 0.1%
Amcor, Ltd.	6,047	$58,407
Rexam PLC	483	4,016

		$62,423

Diversified Financial Services — 0.1%
London Stock Exchange Group PLC	1,508	$59,042

		$59,042

Diversified Telecommunication Services — 7.1%
AT&T, Inc.	40,289	$1,350,084
BCE, Inc.	7,413	320,421
Bezeq Israeli Telecommunication Corp., Ltd.	21,942	47,021
BT Group PLC	19,283	137,710
CenturyLink, Inc.	8,062	227,429
China Telecom Corp., Ltd., Class H	26,000	13,529
China Unicom (Hong Kong), Ltd.	28,000	34,052
Deutsche Telekom AG	3,648	68,333
Nippon Telegraph & Telephone Corp.	2,500	91,654
Orange SA	1,624	28,634
Proximus SADP	1,677	58,032
Singapore Telecommunications, Ltd.	76,000	214,745
Swisscom AG	360	185,477
TDC A/S	26,031	136,087
Telecom Italia SpA(1)	35,211	49,122
Telefonica SA	11,730	154,758
Telenor ASA	3,986	75,089
Telstra Corp., Ltd.	41,083	157,415
Verizon Communications, Inc.	24,762	1,160,843

		$4,510,435

Electric Utilities — 5.4%
American Electric Power Co., Inc.	840	$47,586
Chubu Electric Power Co., Inc.	4,900	75,377
Cia Energetica de Minas Gerais SA ADR	2,952	5,756
CLP Holdings, Ltd.	10,000	87,257
Duke Energy Corp.	3,863	276,089
Edison International	5,259	318,275
Enel SpA	6,220	28,683
Enersis SA ADR	2,592	34,344
Entergy Corp.	2,095	142,795
Exelon Corp.	7,987	222,997
FirstEnergy Corp.	4,592	143,270
Iberdrola SA	19,151	136,569
Korea Electric Power Corp. ADR	1,696	37,990
NextEra Energy, Inc.	1,120	114,979
Pepco Holdings, Inc.	12,775	340,198
PPL Corp.	3,008	103,475
Southern Co. (The)	23,228	1,047,583
SSE PLC	5,118	119,068
Xcel Energy, Inc.	3,867	137,781

		$3,420,072

Security	Shares	Value
Electrical Equipment — 0.3%
ABB, Ltd.	6,580	$124,136
Mitsubishi Electric Corp.	7,000	72,903

		$197,039

Electronic Equipment, Instruments & Components — 0.1%
Hitachi, Ltd.	10,310	$59,476

		$59,476

Food & Staples Retailing — 4.2%
China Resources Beer Holdings Co., Ltd.	4,000	$7,542
Cia Brasileira de Distribuicao ADR, PFC Shares	959	12,592
Costco Wholesale Corp.	3,274	517,685
CVS Health Corp.	1,865	184,225
ICA Gruppen AB	4,303	153,506
J Sainsbury PLC	5,751	23,564
Koninklijke Ahold NV	1,948	39,628
Lawson, Inc.	1,700	125,924
Seven & i Holdings Co., Ltd.	5,100	231,666
Sysco Corp.	5,693	234,836
Wal-Mart Stores, Inc.	13,502	772,854
Wesfarmers, Ltd.	2,207	61,717
Whole Foods Market, Inc.	4,231	126,761
WM Morrison Supermarkets PLC	33,436	86,699
Woolworths, Ltd.	3,185	54,563

		$2,633,762

Food Products — 4.4%
Archer-Daniels-Midland Co.	8,792	$401,443
Associated British Foods PLC	1,812	96,282
Barry Callebaut AG	122	146,198
Campbell Soup Co.	5,034	255,677
China Mengniu Dairy Co., Ltd.	10,000	19,370
Hershey Co. (The)	2,624	232,723
Kellogg Co.	3,885	273,970
Keurig Green Mountain, Inc.	3,423	173,717
Mead Johnson Nutrition Co.	3,611	296,102
Nestle SA	9,757	745,180
Tate & Lyle PLC	9,415	86,421
Tingyi (Cayman Islands) Holding Corp.	10,000	17,069
Want Want China Holdings, Ltd.	28,000	23,271

		$2,767,423

Gas Utilities — 0.4%
ENN Energy Holdings, Ltd.	2,000	$11,380
Hong Kong & China Gas Co., Ltd.	49,280	100,044
Osaka Gas Co., Ltd.	21,000	82,708
Tokyo Gas Co., Ltd.	14,000	69,284

		$263,416

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	5,060	$189,194
Becton, Dickinson and Co.	2,318	330,361
Coloplast A/S, Class B	989	70,935
Smith and Nephew PLC	3,104	53,003
Sonova Holding AG	240	32,747
Varian Medical Systems, Inc.(1)	3,744	294,016

		$970,256

Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	5,459	$448,730
Celesio AG	2,542	70,695
Fresenius Medical Care AG & Co. KGaA	521	46,894
Fresenius SE & Co. KGaA	758	55,700

Security	Shares	Value
McKesson Corp.	2,217	$396,399
Patterson Cos., Inc.	6,771	320,945
UnitedHealth Group, Inc.	124	14,605

		$1,353,968

Hotels, Restaurants & Leisure — 1.6%
Compass Group PLC	5,662	$97,335
McDonald’s Corp.	6,713	753,534
Sodexo SA	586	52,090
TUI AG	4,666	86,768

		$989,727

Household Durables — 0.2%
Nikon Corp.	3,400	$43,984
Panasonic Corp.	7,400	86,822

		$130,806

Household Products — 2.6%
Clorox Co. (The)	3,016	$367,771
Procter & Gamble Co. (The)	13,189	1,007,376
Reckitt Benckiser Group PLC	1,889	184,348
Svenska Cellulosa AB SCA, Class B	3,687	108,597

		$1,668,092

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	3,146	$34,449
Talen Energy Corp.(1)	375	3,255

		$37,704

Industrial Conglomerates — 0.2%
3M Co.	121	$19,023
General Electric Co.	110	3,181
Siemens AG	1,313	131,883

		$154,087

Insurance — 2.2%
AIA Group, Ltd.	17,302	$101,336
Allianz SE	254	44,467
Assurant, Inc.	1,582	128,981
Direct Line Insurance Group PLC	7,611	46,168
Insurance Australia Group, Ltd.	15,952	63,407
MetLife, Inc.	1,503	75,721
Muenchener Rueckversicherungs-Gesellschaft AG	559	111,461
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	16,859
QBE Insurance Group, Ltd.	3,725	34,869
Swiss Re AG	608	56,441
Tokio Marine Holdings, Inc.	1,200	46,238
Travelers Companies, Inc. (The)	4,062	458,559
Tryg A/S	7,018	126,122
Zurich Insurance Group AG	319	84,184

		$1,394,813

Internet Software & Services — 0.1%
Tencent Holdings, Ltd.	1,600	$30,077

		$30,077

IT Services — 1.1%
Infosys, Ltd. ADR	1,829	$33,215
International Business Machines Corp.	1,624	227,490
MasterCard, Inc., Class A	857	84,834
Paychex, Inc.	3,840	198,067
Visa, Inc., Class A	1,712	132,817

		$676,423

Security	Shares	Value
Machinery — 0.5%
Caterpillar, Inc.	125	$9,124
FANUC Corp.	400	70,577
Komatsu, Ltd.	2,600	42,737
MAN AG	783	81,590
Schindler Holding AG	468	76,173
SMC Corp.	200	51,448

		$331,649

Marine — 0.2%
Kuehne & Nagel International AG	731	$101,286

		$101,286

Media — 0.6%
Comcast Corp., Class A	2,976	$186,357
Pearson PLC	3,307	43,903
RELX PLC	2,531	45,257
Sky PLC	3,619	61,073
Walt Disney Co. (The)	124	14,104

		$350,694

Metals & Mining — 1.8%
Anglo American PLC	4,203	$35,262
Antofagasta PLC	4,084	33,016
ArcelorMittal	5,573	31,121
BHP Billiton PLC	4,028	64,384
BHP Billiton, Ltd.	5,311	87,104
Cia de Minas Buenaventura SA ADR	4,139	26,531
Fortescue Metals Group, Ltd.	25,500	37,680
Glencore PLC	10,630	18,352
IAMGOLD Corp.(1)	70,588	127,058
Kinross Gold Corp.(1)	78,358	157,500
Newcrest Mining, Ltd.(1)	3,176	27,667
Norsk Hydro ASA	9,479	33,952
Randgold Resources, Ltd.	2,237	150,028
Rio Tinto PLC	2,058	75,004
Rio Tinto, Ltd.	1,423	50,884
Sumitomo Metal Mining Co., Ltd.	4,000	49,626
Yamana Gold, Inc.	56,280	123,096

		$1,128,265

Multi-Utilities — 2.1%
AGL Energy, Ltd.	6,406	$75,966
Ameren Corp.	4,093	178,782
Centrica PLC	20,453	71,168
Consolidated Edison, Inc.	4,129	271,482
DTE Energy Co.	696	56,787
E.ON SE	2,569	27,101
National Grid PLC	11,260	160,397
PG&E Corp.	6,566	350,624
Public Service Enterprise Group, Inc.	2,840	117,264

		$1,309,571

Multiline Retail — 1.4%
Dollar General Corp.	4,741	$321,297
Dollar Tree, Inc.(1)	6,255	409,640
Next PLC	1,212	149,264

		$880,201

Oil, Gas & Consumable Fuels — 1.2%
BP PLC	12,824	$76,213
Caltex Australia, Ltd.	2,339	52,361
China Shenhua Energy Co., Ltd., Class H	7,000	11,778
Enbridge, Inc.	1,743	74,500
Koninklijke Vopak NV	1,598	64,192

Security	Shares	Value
Repsol SA	2,039	$25,668
Royal Dutch Shell PLC, Class A	3,696	96,493
Royal Dutch Shell PLC, Class B	1,213	31,762
Statoil ASA	3,583	57,917
Total SA	681	32,932
TransCanada Corp.	3,303	111,144
Woodside Petroleum, Ltd.	4,689	98,342

		$733,302

Paper & Forest Products — 0.2%
Domtar Corp.	3,316	$136,752

		$136,752

Personal Products — 0.5%
Hengan International Group Co., Ltd.	5,000	$53,799
Unilever NV	3,193	145,060
Unilever PLC	3,043	135,500

		$334,359

Pharmaceuticals — 9.5%
Astellas Pharma, Inc.	3,000	$43,543
AstraZeneca PLC	2,901	184,888
Daiichi Sankyo Co., Ltd.	2,000	39,278
Eli Lilly & Co.	7,637	622,950
GlaxoSmithKline PLC	10,573	228,014
Johnson & Johnson	8,491	857,846
Merck & Co., Inc.	14,024	766,552
Merck KGaA	1,228	119,888
Novartis AG	6,946	629,229
Novo Nordisk A/S, Class B	1,442	76,575
Pfizer, Inc.	38,050	1,286,851
Roche Holding AG PC	2,230	605,442
Sanofi	1,766	178,147
Shire PLC	1,278	96,784
Takeda Pharmaceutical Co., Ltd.	1,700	83,015
Teva Pharmaceutical Industries, Ltd.	1,837	109,068
UCB SA	461	39,848

		$5,967,918

Real Estate Investment Trusts (REITs) — 3.0%
Federation Centres	26,351	$54,435
Goodman Group	20,811	89,287
GPT Group (The)	21,981	74,446
HCP, Inc.	8,999	334,763
Land Securities Group PLC	1,786	36,794
Mirvac Group	51,730	66,124
Plum Creek Timber Co., Inc.	8,427	343,316
Realty Income Corp.	7,635	377,627
Segro PLC	9,689	67,117
Stockland	24,515	70,359
Welltower, Inc.	4,632	300,478
Westfield Corp.	12,598	91,400

		$1,906,146

Real Estate Management & Development — 0.6%
Daiwa House Industry Co., Ltd.	1,000	$26,250
Mitsubishi Estate Co., Ltd.	6,000	128,679
Mitsui Fudosan Co., Ltd.	4,000	108,855
Sumitomo Realty & Development Co., Ltd.	1,000	32,928
Swiss Prime Site AG	492	37,590
Tokyu Fudosan Holdings Corp.	3,800	26,711

		$361,013

Security	Shares	Value
Road & Rail — 1.0%
Asciano, Ltd.	20,207	$117,676
Aurizon Holdings, Ltd.	17,599	64,527
Central Japan Railway Co.	400	72,965
ComfortDelGro Corp., Ltd.	44,000	95,199
East Japan Railway Co.	1,900	180,644
MTR Corp., Ltd.	22,500	102,075

		$633,086

Software — 2.8%
Microsoft Corp.	17,329	$912,198
Oracle Corp.	20,489	795,793
SAP SE	1,031	81,279

		$1,789,270

Specialty Retail — 0.5%
Hennes & Mauritz AB, Class B	3,094	$120,273
Home Depot, Inc. (The)	114	14,095
Kingfisher PLC	8,477	46,079
Staples, Inc.	8,156	105,946

		$286,393

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	5,790	$691,905
Samsung Electronics Co., Ltd. GDR(2)	46	27,531

		$719,436

Textiles, Apparel & Luxury Goods — 0.5%
Belle International Holdings, Ltd.	16,000	$15,530
Burberry Group PLC	3,206	65,486
Hugo Boss AG	911	93,675
Li & Fung, Ltd.	116,000	94,186
NIKE, Inc., Class B	126	16,510
Swatch Group, Ltd. (The), Bearer Shares	61	23,823

		$309,210

Tobacco — 1.6%
British American Tobacco PLC	2,900	$172,288
Imperial Tobacco Group PLC	2,689	144,797
Japan Tobacco, Inc.	3,200	110,758
Philip Morris International, Inc.	6,853	605,805

		$1,033,648

Trading Companies & Distributors — 0.3%
United Rentals, Inc.(1)	2,750	$205,865

		$205,865

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA	1,900	$31,552

		$31,552

Water Utilities — 0.1%
Guangdong Investment, Ltd.	38,000	$53,442

		$53,442

Wireless Telecommunication Services — 2.5%
America Movil SAB de CV ADR, Series L	1,738	$30,954
China Mobile, Ltd.	8,500	101,859
KDDI Corp.	5,600	135,510
NTT DoCoMo, Inc.	11,100	216,178
Rogers Communications Inc., Class B	17,305	688,574
SK Telecom Co., Ltd. ADR	3,689	86,913
SoftBank Group Corp.	1,600	89,645

Security	Shares	Value
Tele2 AB, Class B	7,821	$78,105
Vodafone Group PLC	44,918	147,822

		$1,575,560

Total Common Stocks (identified cost $50,005,062)		$53,202,637

Exchange-Traded Funds — 6.4%

Security	Shares	Value
Equity Funds — 6.4%
iShares MSCI Australia ETF	12,909	$244,238
iShares MSCI Chile Capped ETF	2,301	80,282
iShares MSCI Emerging Markets ETF	21,020	732,967
iShares MSCI Japan ETF	26,523	326,763
iShares MSCI Malaysia ETF	26,993	277,758
iShares MSCI Mexico Capped ETF	3,759	205,692
iShares MSCI Poland Capped ETF	8,035	164,155
iShares MSCI South Africa ETF	572	32,581
iShares MSCI South Korea Capped ETF	8,381	455,759
iShares MSCI Taiwan ETF	29,224	406,214
Market Vectors Gold Miners ETF	58,213	870,867
SPDR S&P 500 ETF Trust	572	118,936
WisdomTree India Earnings Fund	7,142	143,554

Total Exchange-Traded Funds (identified cost $4,662,313)		$4,059,766

Rights — 0.0%(3)

Security	Shares	Value
Banks — 0.0%(3)
Banco Santander SA, Exp. 11/3/15	12,516	$688
Westpac Banking Corp., Exp. 11/11/15	121	422

Total Rights (identified cost $709)		$1,110

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(4)	$1,629	$1,628,541

Total Short-Term Investments (identified cost $1,628,541)		$1,628,541

Total Investments — 93.3% (identified cost $56,296,625)		$58,892,054

Other Assets, Less Liabilities — 6.7%		$4,219,968

Net Assets — 100.0%		$63,112,022

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $27,531 or less than 0.05% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $1,302.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	49.1%	$30,964,350
Japan	7.0	4,392,804
United Kingdom	6.3	3,971,630
Switzerland	5.1	3,217,873
Australia	3.1	1,953,598
Germany	2.6	1,628,812
Canada	2.5	1,602,293
Singapore	1.2	790,059
Sweden	1.1	711,557
Other (less than 1.0% each)	6.3	3,969,661

Common Stocks	84.3%	$53,202,637
Exchange-Traded Funds	6.4	4,059,766
Rights	0.0 (1)	1,110
Short-Term Investments	2.6	1,628,541

Total Investments	93.3%	$58,892,054

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	1,677,008	USD	1,184,655	State Street Trust Company Canada	12/16/15	$8,614	$—
CAD	83,373	USD	63,778	State Street Trust Company Canada	12/16/15	—	(34)
CHF	102,229	USD	105,103	State Street Trust Company Canada	12/16/15	—	(1,529)
DKK	680,511	USD	102,752	State Street Trust Company Canada	12/16/15	—	(2,297)
DKK	1,159,282	USD	173,843	State Street Trust Company Canada	12/16/15	—	(2,712)
EUR	223,859	USD	247,576	State Street Trust Company Canada	12/16/15	—	(1,241)
EUR	129,652	USD	145,879	State Street Trust Company Canada	12/16/15	—	(3,210)
EUR	193,983	USD	217,455	State Street Trust Company Canada	12/16/15	—	(3,995)
EUR	212,377	USD	239,085	State Street Trust Company Canada	12/16/15	—	(5,385)
EUR	301,956	USD	341,219	State Street Trust Company Canada	12/16/15	—	(8,946)
EUR	812,497	USD	906,771	State Street Trust Company Canada	12/16/15	—	(12,698)
EUR	815,372	USD	912,357	State Street Trust Company Canada	12/16/15	—	(15,121)
EUR	582,069	USD	660,651	State Street Trust Company Canada	12/16/15	—	(20,142)
EUR	565,200	USD	642,928	State Street Trust Company Canada	12/16/15	—	(20,981)
EUR	3,493,011	USD	3,905,780	State Street Trust Company Canada	12/16/15	—	(62,066)
GBP	91,257	USD	140,344	State Street Trust Company Canada	12/16/15	311	—
HKD	324,153	USD	41,815	State Street Trust Company Canada	12/16/15	14	—
HKD	1,807,520	USD	233,243	State Street Trust Company Canada	12/16/15	1	—
JPY	114,004,587	USD	952,526	State Street Trust Company Canada	12/16/15	—	(7,143)
MXN	4,304,761	USD	256,387	State Street Trust Company Canada	12/16/15	3,426	—
MXN	8,380,544	USD	507,412	State Street Trust Company Canada	12/16/15	—	(1,606)
USD	135,091	AUD	186,650	State Street Trust Company Canada	12/16/15	2,280	—
USD	76,279	AUD	106,306	State Street Trust Company Canada	12/16/15	637	—
USD	1,733,528	AUD	2,473,676	State Street Trust Company Canada	12/16/15	—	(26,609)
USD	82,888	CAD	108,219	State Street Trust Company Canada	12/16/15	147	—
USD	478,402	CAD	630,648	State Street Trust Company Canada	12/16/15	—	(3,770)
USD	1,482,526	CAD	1,952,309	State Street Trust Company Canada	12/16/15	—	(10,144)
USD	1,424,541	CHF	1,388,429	State Street Trust Company Canada	12/16/15	17,842	—
USD	77,223	CHF	74,544	State Street Trust Company Canada	12/16/15	1,698	—
USD	120,590	CHF	118,428	State Street Trust Company Canada	12/16/15	604	—
USD	206,173	EUR	180,007	State Street Trust Company Canada	12/16/15	8,093	—
USD	228,776	EUR	204,156	State Street Trust Company Canada	12/16/15	4,123	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	64,121	EUR	57,316	State Street Trust Company Canada	12/16/15	$1,050	$—
USD	66,264	EUR	60,185	State Street Trust Company Canada	12/16/15	36	—
USD	159,245	GBP	103,072	State Street Trust Company Canada	12/16/15	380	—
USD	140,339	GBP	90,817	State Street Trust Company Canada	12/16/15	364	—
USD	60,910	GBP	39,659	State Street Trust Company Canada	12/16/15	—	(216)
USD	646,655	HKD	5,012,045	State Street Trust Company Canada	12/16/15	—	(104)
USD	200,357	ILS	778,468	State Street Trust Company Canada	12/16/15	—	(904)
USD	882,824	JPY	105,792,293	State Street Trust Company Canada	12/16/15	5,542	—
USD	619,829	JPY	74,262,171	State Street Trust Company Canada	12/16/15	4,009	—
USD	702,226	JPY	84,442,579	State Street Trust Company Canada	12/16/15	1,986	—
USD	90,938	JPY	10,993,257	State Street Trust Company Canada	12/16/15	—	(224)
USD	339,894	JPY	41,081,662	State Street Trust Company Canada	12/16/15	—	(775)
USD	210,666	MXN	3,543,777	State Street Trust Company Canada	12/16/15	—	(3,218)
USD	240,616	MXN	4,141,996	State Street Trust Company Canada	12/16/15	—	(9,373)
USD	107,976	NOK	888,713	State Street Trust Company Canada	12/16/15	3,454	—
USD	129,534	PLN	489,885	State Street Trust Company Canada	12/16/15	2,923	—
USD	219,978	SEK	1,834,911	State Street Trust Company Canada	12/16/15	4,986	—
USD	255,025	SEK	2,139,647	State Street Trust Company Canada	12/16/15	4,328	—
USD	121,166	SGD	172,299	State Street Trust Company Canada	12/16/15	—	(1,645)
USD	331,066	SGD	470,345	State Street Trust Company Canada	12/16/15	—	(4,186)
BRL	1,039,282	USD	252,621	State Street Trust Company Canada	12/21/15	12,797	—
INR	37,785,841	USD	567,185	State Street Trust Company Canada	12/21/15	6,259	—
USD	65,412	BRL	260,080	State Street Trust Company Canada	12/21/15	—	(1,008)
USD	221,924	BRL	946,286	State Street Trust Company Canada	12/21/15	—	(19,743)
USD	61,659	CLP	42,544,800	State Street Trust Company Canada	12/21/15	413	—
USD	583,878	CNY	3,771,563	State Street Trust Company Canada	12/21/15	—	(8,980)
USD	239,979	INR	16,208,184	State Street Trust Company Canada	12/21/15	—	(5,999)
USD	483,056	INR	32,499,983	State Street Trust Company Canada	12/21/15	—	(10,169)
USD	48,597	KRW	57,553,819	State Street Trust Company Canada	12/21/15	—	(1,740)
USD	572,585	KRW	677,482,986	State Street Trust Company Canada	12/21/15	—	(19,947)
USD	221,073	MYR	948,847	State Street Trust Company Canada	12/21/15	757	—
USD	399,424	TWD	12,976,101	State Street Trust Company Canada	12/21/15	—	(121)
USD	43,337	TWD	1,416,031	State Street Trust Company Canada	12/21/15	—	(264)
USD	74,894	ZAR	1,041,477	State Street Trust Company Canada	12/21/15	277	—

						$97,351	$(298,245)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	4	Long	Dec-15	$386,484	$414,740	$28,256
Nikkei 225 Index	3	Long	Dec-15	222,519	232,733	10,214
TOPIX Index	10	Long	Dec-15	1,297,108	1,279,996	(17,112)

						$21,358

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar	JPY	-	Japanese Yen

BRL	-	Brazilian Real	KRW	-	South Korean Won

CAD	-	Canadian Dollar	MXN	-	Mexican Peso

CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit

CLP	-	Chilean Peso	NOK	-	Norwegian Krone

CNY	-	Yuan Renminbi	PLN	-	Polish Zloty

DKK	-	Danish Krone	SEK	-	Swedish Krona

EUR	-	Euro	SGD	-	Singapore Dollar

GBP	-	British Pound Sterling	TWD	-	New Taiwan Dollar

HKD	-	Hong Kong Dollar	USD	-	United States Dollar

ILS	-	Israeli Shekel	ZAR	-	South African Rand

INR	-	Indian Rupee

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$38,470	$(17,112)

Total		$38,470	$(17,112)

Foreign Exchange	Forward foreign currency exchange contracts	$97,351	$(298,245)

Total		$97,351	$(298,245)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,560,456

Gross unrealized appreciation	$5,637,139
Gross unrealized depreciation	(3,305,541)

Net unrealized appreciation	$2,331,598

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,674,115	$2,621,901	$—	$5,296,016
Consumer Staples	7,062,873	3,534,685	—	10,597,558
Energy	185,644	547,658	—	733,302
Financials	3,167,145	3,994,396	—	7,161,541
Health Care	5,702,817	2,890,186	—	8,593,003
Industrials	1,151,278	1,833,662	—	2,984,940
Information Technology	4,243,875	243,709	—	4,487,584
Materials	924,709	1,253,784	—	2,178,493
Telecommunication Services	3,865,218	2,220,777	—	6,085,995
Utilities	3,985,761	1,098,444	—	5,084,205
Total Common Stocks	$32,963,435	$20,239,202 *	$—	$53,202,637
Exchange-Traded Funds	$4,059,766	$—	$—	$4,059,766
Rights	1,110	—	—	1,110
Short-Term Investments	—	1,628,541	—	1,628,541
Total Investments	$37,024,311	$21,867,743	$—	$58,892,054
Forward Foreign Currency Exchange Contracts	$—	$97,351	$—	$97,351
Futures Contracts	28,256	10,214	—	38,470
Total	$37,052,567	$21,975,308	$—	$59,027,875

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(298,245)	$—	$(298,245)
Futures Contracts	—	(17,112)	—	(17,112)
Total	$—	$(315,357)	$—	$(315,357)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.2%

Security	Shares	Value
Air Freight & Logistics — 0.7%
Deutsche Post AG	1,274	$37,846
Royal Mail PLC	3,947	27,041

		$64,887

Auto Components — 1.1%
Aisin Seiki Co., Ltd.	200	$7,938
Bridgestone Corp.	1,100	40,338
Compagnie Generale des Etablissements Michelin, Class B	255	25,366
Continental AG	50	12,006
Denso Corp.	300	13,987
Toyota Industries Corp.	200	10,510

		$110,145

Automobiles — 4.6%
Bayerische Motoren Werke AG	429	$43,942
Daimler AG	827	71,712
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,871
Fiat Chrysler Automobiles NV(1)	744	10,961
Geely Automobile Holdings, Ltd.	5,000	2,653
Honda Motor Co., Ltd.	2,000	66,161
Mazda Motor Corp.	1,200	23,555
Nissan Motor Co., Ltd.	1,700	17,622
Peugeot SA(1)	623	10,946
Renault SA	132	12,438
Suzuki Motor Corp.	200	6,549
Toyota Motor Corp.	2,400	147,035
Volkswagen AG, PFC Shares	254	30,489

		$446,934

Banks — 8.1%
Australia and New Zealand Banking Group, Ltd.	1,276	$24,678
Banco Bilbao Vizcaya Argentaria SA	5,764	49,591
Banco Santander SA	4,734	26,445
Bank Leumi Le-Israel B.M.(1)	8,086	30,681
Bank of Yokohama, Ltd. (The)	1,000	6,241
Barclays PLC	1,446	5,152
China Construction Bank Corp., Class H	6,000	4,349
Commonwealth Bank of Australia	831	45,122
DBS Group Holdings, Ltd.	3,850	47,336
HDFC Bank, Ltd. ADR	122	7,459
HSBC Holdings PLC	4,172	32,596
Industrial & Commercial Bank of China, Ltd., Class H	6,000	3,806
Lloyds Banking Group PLC	40,391	45,844
Mitsubishi UFJ Financial Group, Inc.	10,500	67,909
Mizrahi Tefahot Bank, Ltd.	2,686	32,644
Mizuho Financial Group, Inc.	27,800	57,264
National Australia Bank, Ltd.	1,252	26,736
Nordea Bank AB	1,493	16,473
Oversea-Chinese Banking Corp., Ltd.	8,000	51,423
Resona Holdings, Inc.	500	2,646
Shizuoka Bank, Ltd. (The)	2,000	20,063
Societe Generale SA	632	29,352
Sumitomo Mitsui Financial Group, Inc.	1,100	43,883
Svenska Handelsbanken AB, Class A	1,646	22,355

1

Security	Shares	Value
Swedbank AB, Class A	672	$15,398
United Overseas Bank, Ltd.	4,000	58,083
Westpac Banking Corp.	875	19,490

		$793,019

Beverages — 2.8%
AMBEV SA ADR	1,143	$5,566
Anheuser-Busch InBev SA/NV	638	76,129
Asahi Group Holdings, Ltd.	1,100	33,931
Diageo PLC	2,743	79,081
Heineken NV	282	25,685
SABMiller PLC	826	50,736

		$271,128

Biotechnology — 0.3%
CSL, Ltd.	491	$32,637

		$32,637

Capital Markets — 1.0%
Credit Suisse Group AG	1,036	$25,839
Partners Group Holding AG	71	25,691
UBS Group AG	2,450	48,933

		$100,463

Chemicals — 1.9%
Asahi Kasei Corp.	4,000	$24,547
BASF SE	379	31,049
Givaudan SA	10	17,882
Linde AG	56	9,714
Shin-Etsu Chemical Co., Ltd.	400	23,788
Syngenta AG	50	16,798
Toray Industries, Inc.	7,000	61,069

		$184,847

Commercial Services & Supplies — 0.3%
G4S PLC	7,136	$26,656

		$26,656

Communications Equipment — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	2,360	$22,969

		$22,969

Construction & Engineering — 0.6%
Kajima Corp.	3,000	$17,167
Obayashi Corp.	2,000	17,540
Taisei Corp.	3,000	19,496

		$54,203

Containers & Packaging — 0.3%
Amcor, Ltd.	2,417	$23,345
Rexam PLC	159	1,322

		$24,667

Diversified Financial Services — 0.2%
London Stock Exchange Group PLC	542	$21,221

		$21,221

Diversified Telecommunication Services — 6.0%
Bezeq Israeli Telecommunication Corp., Ltd.	7,844	$16,810
BT Group PLC	8,462	60,431
China Telecom Corp., Ltd., Class H	4,000	2,081
China Unicom (Hong Kong), Ltd.	4,000	4,865
Deutsche Telekom AG	1,532	28,697
Nippon Telegraph & Telephone Corp.	900	32,995
Orange SA	689	12,148
Proximus SADP	596	20,625

2

Security	Shares	Value
Singapore Telecommunications, Ltd.	24,000	$67,814
Swisscom AG	155	79,858
TDC A/S	10,548	55,144
Telecom Italia SpA(1)	12,134	16,928
Telefonica SA	7,997	105,507
Telenor ASA	1,576	29,689
Telstra Corp., Ltd.	14,416	55,237

		$588,829

Electric Utilities — 2.1%
Chubu Electric Power Co., Inc.	1,000	$15,383
Cia Energetica de Minas Gerais SA ADR	383	747
CLP Holdings, Ltd.	4,000	34,903
Enel SpA	3,288	15,162
Enersis SA ADR	336	4,452
Iberdrola SA	10,912	77,815
Korea Electric Power Corp. ADR	219	4,905
SSE PLC	2,418	56,254

		$209,621

Electrical Equipment — 0.7%
ABB, Ltd.	1,970	$37,166
Mitsubishi Electric Corp.	3,000	31,244

		$68,410

Electronic Equipment, Instruments & Components — 0.2%
Hitachi, Ltd.	3,622	$20,895

		$20,895

Food & Staples Retailing — 2.7%
Cia Brasileira de Distribuicao ADR, PFC Shares	124	$1,628
ICA Gruppen AB	1,771	63,179
J Sainsbury PLC	1,460	5,982
Koninklijke Ahold NV	416	8,462
Lawson, Inc.	500	37,036
Seven & i Holdings Co., Ltd.	1,800	81,765
Wesfarmers, Ltd.	735	20,554
WM Morrison Supermarkets PLC	11,521	29,874
Woolworths, Ltd.	1,159	19,855

		$268,335

Food Products — 4.5%
Associated British Foods PLC	689	$36,611
Barry Callebaut AG	53	63,512
China Mengniu Dairy Co., Ltd.	2,000	3,874
Nestle SA	3,850	294,040
Tate & Lyle PLC	3,559	32,668
Tingyi (Cayman Islands) Holding Corp.	2,000	3,414
Want Want China Holdings, Ltd.	4,000	3,324

		$437,443

Gas Utilities — 1.0%
Hong Kong & China Gas Co., Ltd.	11,550	$23,448
Osaka Gas Co., Ltd.	7,000	27,569
Tokyo Gas Co., Ltd.	9,000	44,540

		$95,557

Health Care Equipment & Supplies — 0.5%
Coloplast A/S, Class B	353	$25,318
Smith and Nephew PLC	750	12,807

3

Security	Shares	Value
Sonova Holding AG	95	$12,962

		$51,087

Health Care Providers & Services — 0.6%
Celesio AG	909	$25,280
Fresenius Medical Care AG & Co. KGaA	170	15,302
Fresenius SE & Co. KGaA	243	17,856

		$58,438

Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	2,157	$37,081
Sodexo SA	197	17,512
TUI AG	1,956	36,373

		$90,966

Household Durables — 0.4%
Nikon Corp.	900	$11,643
Panasonic Corp.	2,300	26,985

		$38,628

Household Products — 1.3%
Reckitt Benckiser Group PLC	991	$96,712
Svenska Cellulosa AB SCA, Class B	953	28,070

		$124,782

Industrial Conglomerates — 0.8%
Siemens AG	823	$82,665

		$82,665

Insurance — 2.8%
AIA Group, Ltd.	5,325	$31,188
Allianz SE	36	6,302
Direct Line Insurance Group PLC	2,733	16,578
Insurance Australia Group, Ltd.	6,584	26,170
Muenchener Rueckversicherungs-Gesellschaft AG	300	59,818
QBE Insurance Group, Ltd.	891	8,340
Swiss Re AG	78	7,241
Tokio Marine Holdings, Inc.	400	15,413
Tryg A/S	2,903	52,171
Zurich Insurance Group AG	184	48,558

		$271,779

Internet Software & Services — 0.0%(2)
Tencent Holdings, Ltd.	200	$3,760

		$3,760

IT Services — 0.0%(2)
Infosys, Ltd. ADR	237	$4,304

		$4,304

Machinery — 1.2%
FANUC Corp.	100	$17,644
Komatsu, Ltd.	700	11,507
MAN AG	296	30,844
Schindler Holding AG	180	29,297
SMC Corp.	100	25,724

		$115,016

Marine — 0.4%
Kuehne & Nagel International AG	273	$37,826

		$37,826

4

Security	Shares	Value
Media — 0.5%
Pearson PLC	1,613	$21,414
RELX PLC	605	10,818
Sky PLC	1,268	21,398

		$53,630

Metals & Mining — 2.9%
Anglo American PLC	1,772	$14,867
Antofagasta PLC	1,722	13,921
ArcelorMittal	4,000	22,337
BHP Billiton PLC	1,699	27,157
BHP Billiton, Ltd.	1,961	32,162
Cia de Minas Buenaventura SA ADR	623	3,993
Fortescue Metals Group, Ltd.	8,800	13,003
Glencore PLC	4,484	7,741
Newcrest Mining, Ltd.(1)	1,272	11,081
Norsk Hydro ASA	3,998	14,320
Randgold Resources, Ltd.	924	61,970
Rio Tinto PLC	913	33,274
Rio Tinto, Ltd.	506	18,094
Sumitomo Metal Mining Co., Ltd.	1,000	12,406

		$286,326

Multi-Utilities — 1.5%
AGL Energy, Ltd.	2,249	$26,670
Centrica PLC	6,957	24,207
E.ON SE	928	9,790
National Grid PLC	6,002	85,498

		$146,165

Multiline Retail — 0.9%
Next PLC	677	$83,376

		$83,376

Oil, Gas & Consumable Fuels — 2.4%
BP PLC	8,467	$50,319
Caltex Australia, Ltd.	745	16,678
China Shenhua Energy Co., Ltd., Class H	1,000	1,682
Koninklijke Vopak NV	633	25,428
Repsol SA	810	10,197
Royal Dutch Shell PLC, Class A	1,434	37,438
Royal Dutch Shell PLC, Class B	928	24,300
Statoil ASA	1,280	20,690
Total SA	270	13,057
Woodside Petroleum, Ltd.	1,559	32,697

		$232,486

Personal Products — 1.8%
Hengan International Group Co., Ltd.	500	$5,380
Unilever NV	2,441	110,896
Unilever PLC	1,333	59,356

		$175,632

Pharmaceuticals — 10.4%
Astellas Pharma, Inc.	1,000	$14,515
AstraZeneca PLC	1,398	89,098
Daiichi Sankyo Co., Ltd.	700	13,747
GlaxoSmithKline PLC	6,496	140,091
Merck KGaA	446	43,542
Novartis AG	2,460	222,848
Novo Nordisk A/S, Class B	708	37,597
Roche Holding AG PC	889	241,363

5

Security	Shares	Value
Sanofi	954	$96,236
Shire PLC	512	38,774
Takeda Pharmaceutical Co., Ltd.	600	29,299
Teva Pharmaceutical Industries, Ltd.	656	38,949
UCB SA	183	15,818

		$1,021,877

Real Estate Investment Trusts (REITs) — 1.9%
Federation Centres	8,621	$17,809
Goodman Group	7,067	30,320
GPT Group (The)	7,330	24,825
Land Securities Group PLC	645	13,288
Mirvac Group	17,033	21,772
Segro PLC	3,449	23,892
Stockland	8,142	23,368
Westfield Corp.	4,049	29,376

		$184,650

Real Estate Management & Development — 0.9%
Mitsubishi Estate Co., Ltd.	2,000	$42,893
Mitsui Fudosan Co., Ltd.	1,000	27,213
Swiss Prime Site AG	171	13,065
Tokyu Fudosan Holdings Corp.	1,300	9,138

		$92,309

Road & Rail — 2.2%
Asciano, Ltd.	6,885	$40,095
Aurizon Holdings, Ltd.	5,779	21,189
Central Japan Railway Co.	100	18,241
ComfortDelGro Corp., Ltd.	14,000	30,291
East Japan Railway Co.	800	76,060
MTR Corp., Ltd.	7,000	31,757

		$217,633

Software — 0.4%
SAP SE	472	$37,210

		$37,210

Specialty Retail — 0.7%
Hennes & Mauritz AB, Class B	1,352	$52,556
Kingfisher PLC	2,669	14,508

		$67,064

Technology Hardware, Storage & Peripherals — 0.0%(2)
Samsung Electronics Co., Ltd. GDR(3)	6	$3,591

		$3,591

Textiles, Apparel & Luxury Goods — 0.9%
Belle International Holdings, Ltd.	2,000	$1,941
Burberry Group PLC	905	18,486
Hugo Boss AG	342	35,166
Li & Fung, Ltd.	36,000	29,230
Swatch Group, Ltd. (The), Bearer Shares	20	7,811

		$92,634

Tobacco — 2.1%
British American Tobacco PLC	1,428	$84,837
Imperial Tobacco Group PLC	1,477	79,533
Japan Tobacco, Inc.	1,100	38,073

		$202,443

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA	598	$9,930

		$9,930

6

Security	Shares	Value
Water Utilities — 0.1%
Guangdong Investment, Ltd.	6,000	$8,438

		$8,438

Wireless Telecommunication Services — 3.3%
America Movil SAB de CV ADR, Series L	225	$4,007
China Mobile, Ltd.	1,000	11,983
KDDI Corp.	2,500	60,496
NTT DoCoMo, Inc.	3,500	68,164
SK Telecom Co., Ltd. ADR	526	12,393
SoftBank Group Corp.	600	33,617
Tele2 AB, Class B	3,219	32,147
Vodafone Group PLC	30,270	99,616

		$322,423

Total Common Stocks (identified cost $7,825,588)		$7,959,934

Exchange-Traded Funds — 7.4%

Security	Shares	Value
Equity Funds — 7.4%
iShares MSCI Australia ETF	2,568	$48,586
iShares MSCI Chile Capped ETF	328	11,444
iShares MSCI Emerging Markets ETF	3,337	116,361
iShares MSCI Hong Kong ETF	517	10,604
iShares MSCI India ETF	127	3,617
iShares MSCI Japan ETF	9,125	112,420
iShares MSCI Malaysia ETF	3,849	39,606
iShares MSCI Mexico Capped ETF	519	28,400
iShares MSCI Poland Capped ETF	1,041	21,268
iShares MSCI Singapore ETF	1,373	15,268
iShares MSCI South Africa ETF	74	4,215
iShares MSCI South Korea Capped ETF	1,390	75,588
iShares MSCI Switzerland Capped ETF	1,371	43,557
iShares MSCI Taiwan ETF	4,167	57,921
iShares MSCI United Kingdom ETF	3,315	57,913
Market Vectors Gold Miners ETF	3,959	59,227
WisdomTree India Earnings Fund	925	18,592

Total Exchange-Traded Funds (identified cost $799,617)		$724,587

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Santander SA, Exp. 11/3/15(1)	4,734	$260
Westpac Banking Corp., Exp. 11/11/15(1)	38	133

Total Rights (identified cost $268)		$393

Short-Term Investments — 7.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(4)	$691	$691,343

Total Short-Term Investments (identified cost $691,343)		$691,343

7

Value
Total Investments — 95.6% (identified cost $9,316,816)	$9,376,257

Other Assets, Less Liabilities — 4.4%	$430,372

Net Assets — 100.0%	$9,806,629

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $3,591 or less than 0.05% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $442.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	18.9%	$1,853,824
Japan	16.0	1,573,444
Switzerland	12.6	1,230,690
Germany	6.8	665,603
Australia	6.7	661,303
Spain	2.9	279,485
Singapore	2.6	254,947
Sweden	2.6	253,147
France	2.2	217,055
Netherlands	1.9	181,432
Denmark	1.7	170,230
Hong Kong	1.5	150,526
Israel	1.2	119,084
Belgium	1.2	112,572
Other (less than 1.0% each)	2.4	236,592

Common Stocks	81.2%	$7,959,934
Exchange-Traded Funds	7.4	724,587
Rights	0.0 (1)	393
Short-Term Investments	7.0	691,343

Total Investments	95.6%	$9,376,257

(1)	Amount is less than 0.05%

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	588,450	USD	415,687	State Street Trust Company Canada	12/16/15	$3,023	$—
AUD	26,242	USD	19,135	State Street Trust Company Canada	12/16/15	—	(463)
CHF	13,002	USD	13,368	State Street Trust Company Canada	12/16/15	—	(194)
CHF	28,544	USD	29,424	State Street Trust Company Canada	12/16/15	—	(505)
DKK	104,834	USD	15,762	State Street Trust Company Canada	12/16/15	—	(287)
DKK	370,606	USD	55,575	State Street Trust Company Canada	12/16/15	—	(867)
EUR	44,700	USD	49,436	State Street Trust Company Canada	12/16/15	—	(248)
EUR	14,681	USD	16,518	State Street Trust Company Canada	12/16/15	—	(363)

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	26,102	USD	29,569	State Street Trust Company Canada	12/16/15	$—	$(846)
EUR	81,070	USD	90,713	State Street Trust Company Canada	12/16/15	—	(1,503)
EUR	67,983	USD	76,532	State Street Trust Company Canada	12/16/15	—	(1,724)
EUR	140,751	USD	157,082	State Street Trust Company Canada	12/16/15	—	(2,200)
EUR	88,018	USD	99,901	State Street Trust Company Canada	12/16/15	—	(3,046)
EUR	93,496	USD	106,354	State Street Trust Company Canada	12/16/15	—	(3,471)
EUR	128,930	USD	145,694	State Street Trust Company Canada	12/16/15	—	(3,820)
EUR	1,336,110	USD	1,493,998	State Street Trust Company Canada	12/16/15	—	(23,741)
GBP	48,343	USD	74,346	State Street Trust Company Canada	12/16/15	165	—
HKD	568,035	USD	73,275	State Street Trust Company Canada	12/16/15	25	—
JPY	50,509,658	USD	417,898	State Street Trust Company Canada	12/16/15	953	—
JPY	2,292,456	USD	18,995	State Street Trust Company Canada	12/16/15	15	—
JPY	2,000,677	USD	16,644	State Street Trust Company Canada	12/16/15	—	(53)
JPY	5,850,566	USD	49,005	State Street Trust Company Canada	12/16/15	—	(489)
JPY	14,469,761	USD	120,897	State Street Trust Company Canada	12/16/15	—	(907)
MXN	1,260,641	USD	76,327	State Street Trust Company Canada	12/16/15	—	(242)
NZD	17,978	USD	11,432	State Street Trust Company Canada	12/16/15	704	—
SGD	15,271	USD	10,700	State Street Trust Company Canada	12/16/15	185	—
USD	48,402	AUD	66,876	State Street Trust Company Canada	12/16/15	817	—
USD	9,533	AUD	13,422	State Street Trust Company Canada	12/16/15	—	(17)
USD	19,622	AUD	28,000	State Street Trust Company Canada	12/16/15	—	(301)
USD	446,074	AUD	636,530	State Street Trust Company Canada	12/16/15	—	(6,847)
USD	8,465	CAD	11,147	State Street Trust Company Canada	12/16/15	—	(58)
USD	521,227	CHF	508,014	State Street Trust Company Canada	12/16/15	6,528	—
USD	31,759	CHF	30,774	State Street Trust Company Canada	12/16/15	580	—
USD	26,155	CHF	25,408	State Street Trust Company Canada	12/16/15	412	—
USD	29,238	CHF	28,590	State Street Trust Company Canada	12/16/15	272	—
USD	11,376	CHF	11,172	State Street Trust Company Canada	12/16/15	57	—
USD	21,367	EUR	18,738	State Street Trust Company Canada	12/16/15	748	—
USD	22,017	EUR	19,337	State Street Trust Company Canada	12/16/15	738	—
USD	24,946	EUR	22,055	State Street Trust Company Canada	12/16/15	677	—
USD	19,807	EUR	17,590	State Street Trust Company Canada	12/16/15	451	—
USD	27,174	EUR	24,290	State Street Trust Company Canada	12/16/15	445	—
USD	14,256	EUR	12,946	State Street Trust Company Canada	12/16/15	10	—
USD	14,886	EUR	13,572	State Street Trust Company Canada	12/16/15	—	(48)
USD	54,133	GBP	35,031	State Street Trust Company Canada	12/16/15	140	—
USD	14,617	GBP	9,456	State Street Trust Company Canada	12/16/15	42	—
USD	14,676	GBP	9,512	State Street Trust Company Canada	12/16/15	15	—
USD	9,743	GBP	6,344	State Street Trust Company Canada	12/16/15	—	(34)
USD	11,185	GBP	7,292	State Street Trust Company Canada	12/16/15	—	(55)
USD	23,017	GBP	15,000	State Street Trust Company Canada	12/16/15	—	(103)
USD	19,455	GBP	12,693	State Street Trust Company Canada	12/16/15	—	(109)
USD	12,074	GBP	7,986	State Street Trust Company Canada	12/16/15	—	(235)
USD	266,526	HKD	2,065,778	State Street Trust Company Canada	12/16/15	—	(44)
USD	61,610	ILS	239,379	State Street Trust Company Canada	12/16/15	—	(278)
USD	91,025	JPY	10,907,931	State Street Trust Company Canada	12/16/15	571	—
USD	87,981	JPY	10,541,036	State Street Trust Company Canada	12/16/15	569	—
USD	30,737	JPY	3,668,464	State Street Trust Company Canada	12/16/15	316	—
USD	101,240	JPY	12,174,111	State Street Trust Company Canada	12/16/15	286	—
USD	76,964	JPY	9,252,950	State Street Trust Company Canada	12/16/15	234	—
USD	26,544	JPY	3,174,750	State Street Trust Company Canada	12/16/15	218	—
USD	14,886	JPY	1,802,099	State Street Trust Company Canada	12/16/15	—	(58)
USD	24,294	JPY	2,938,941	State Street Trust Company Canada	12/16/15	—	(77)
USD	84,995	JPY	10,274,804	State Street Trust Company Canada	12/16/15	—	(209)
USD	28,642	MXN	481,804	State Street Trust Company Canada	12/16/15	—	(438)
USD	16,334	NOK	134,438	State Street Trust Company Canada	12/16/15	523	—
USD	16,058	PLN	60,730	State Street Trust Company Canada	12/16/15	362	—
USD	111,771	SEK	932,319	State Street Trust Company Canada	12/16/15	2,533	—
USD	27,381	SEK	229,728	State Street Trust Company Canada	12/16/15	465	—
USD	9,471	SGD	13,523	State Street Trust Company Canada	12/16/15	—	(168)
USD	38,811	SGD	55,190	State Street Trust Company Canada	12/16/15	—	(527)
USD	104,560	SGD	148,549	State Street Trust Company Canada	12/16/15	—	(1,322)

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	12,535,973	USD	4,107	State Street Trust Company Canada	12/21/15	$196	$—
USD	10,117	BRL	40,226	State Street Trust Company Canada	12/21/15	—	(156)
USD	82,143	CNY	530,600	State Street Trust Company Canada	12/21/15	—	(1,263)
USD	35,494	INR	2,397,236	State Street Trust Company Canada	12/21/15	—	(887)
USD	98,167	KRW	116,150,935	State Street Trust Company Canada	12/21/15	—	(3,420)
USD	31,538	MYR	135,363	State Street Trust Company Canada	12/21/15	108	—
USD	63,632	TWD	2,067,198	State Street Trust Company Canada	12/21/15	—	(19)
USD	9,692	ZAR	134,774	State Street Trust Company Canada	12/21/15	36	—

						$23,419	$(61,642)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini MSCI Emerging Markets Index	1	Long	Dec-15	$40,067	$42,184	$2,117
Euro Stoxx 50 Index	4	Long	Dec-15	139,357	149,451	10,094
FTSE 100 Index	1	Long	Dec-15	93,354	97,230	3,876
Nikkei 225 Index	2	Long	Dec-15	148,346	155,155	6,809
TOPIX Index	1	Long	Dec-15	129,711	128,000	(1,711)

						$21,185

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

ILS	-	Israeli Shekel

INR	-	Indian Rupee

10

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$22,896	$(1,711)

Total		$22,896	$(1,711)

Foreign Exchange	Forward foreign currency exchange contracts	$23,419	$(61,642)

Total		$23,419	$(61,642)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,368,867

Gross unrealized appreciation	$553,524
Gross unrealized depreciation	(546,134)

Net unrealized appreciation	$7,390

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$983,377	$—	$983,377
Consumer Staples	7,194	1,472,569	—	1,479,763
Energy	—	232,486	—	232,486
Financials	7,459	1,455,982	—	1,463,441
Health Care	—	1,164,039	—	1,164,039
Industrials	—	677,226	—	677,226
Information Technology	7,895	84,834	—	92,729
Materials	3,993	491,847	—	495,840
Telecommunication Services	16,400	894,852	—	911,252
Utilities	10,104	449,677	—	459,781
Total Common Stocks	$53,045	$7,906,889 *	$—	$7,959,934
Exchange-Traded Funds	$724,587	$—	$—	$724,587
Rights	393	—	—	393
Short-Term Investments	—	691,343	—	691,343
Total Investments	$778,025	$8,598,232	$—	$9,376,257
Forward Foreign Currency Exchange Contracts	$—	$23,419	$—	$23,419
Futures Contracts	2,117	20,779	—	22,896
Total	$780,142	$8,642,430	$—	$9,422,572

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(61,642)	$—	$(61,642)
Futures Contracts	—	(1,711)	—	(1,711)
Total	$—	$(63,353)	$—	$(63,353)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2015